June 3, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Specialized Funds (the "Trust")

File No. 2-88116

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

/s/ Lisa K. Whittaker

Lisa K. Whittaker

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc:U.S. Securities and Exchange Commission Lisa N. Larkin